Equity Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Based Compensation
14. E
QUITY
B
ASED
C
OMPENSATION
The 2021 Incentive Award Plan (“2021 Plan”) was approved and adopted in order to facilitate the grant of equity incentive awards to our employees and directors. The 2021 Plan became effective on October 18, 2021 upon closing of the Merger Transaction.
Restricted Stock Units (“RSUs”)
On March 11, 2022, we granted 1.4 million RSUs to certain employees at a weighted average grant date fair value of $10.26 per share. RSUs granted to employees vest over three years, with one-third
vesting upon the
one-year
anniversary of the grant date and the remaining portion vesting on a quarterly basis thereafter, subject to the employee’s continued employment through the applicable vesting date.
We account for forfeitures of outstanding, but unvested grants, in the period they occur. At March 31, 2022, there were approximately 2.7 million total RSUs outstanding, of which 1.4 million RSUs were outstanding at December 31, 2021. Our forfeitures during the three months ended March 31, 2022 and December 31, 2021 were not material. Our vested RSUs at March 31, 2022 were not material and no RSUs were vested at December 31, 2021.
For the three months ended March 31, 2022 and 2021, equity-based compensation expense related to RSUs was $1.3 million and zero, respectively. Unrecognized compensation expense relating to unvested RSUs as of March 31, 2022, was approximately $31 million.
Stock options
On March 11, 2022, we granted 2.6 million stock options at an exercise price of $10.26 to certain employees. The grant date fair value is $3.99 per option. Stock options provide for the purchase of shares of Vivid Seats Class A common stock in the future at an exercise price set on the grant date. These stock options vest over three years, with one-third
vesting upon the
one-year
anniversary of the grant date and the remaining portion vesting on a quarterly basis thereafter. The stock options have a contractual term of ten years from the date of the grant, subject to the employee’s continued employment through the applicable vesting date. The fair value of stock options granted is estimated on the grant date using the Black-Scholes model. The following assumptions were used to calculate the fair value of our stock awards on March 11, 2022:

Volatility	37.5%
Expected term (years)	5.9
Interest rate	2.0%
Dividend yield	0.0%
At March 31, 2022, there were approximately 6.7 million total stock options outstanding, of which 4.1 million stock options were granted as of December 31, 2021. No stock options were exercised or forfeited during the three months ended March 31, 2022 and at December 31, 2021.
For the three months ended March 31, 2022 and 2021, equity-based compensation expense related to stock options was $1.1 million and zero, respectively. Unrecognized compensation expense relating to unvested stock options as of March 31, 2022, was approximately $24 million.

20. E
QUITY
-B
ASED
C
OMPENSATION
The 2021 Incentive Award Plan (“2021 Plan”) was approved and adopted in order to facilitate the grant of equity incentive awards to our employees and directors. The 2021 Plan became effective on October 18, 2021 upon closing of the Merger Transaction.
RSUs
On October 19, 2021, we granted 1,408,773 RSUs to directors and certain employees.
RSUs
granted to directors vest on an annual basis over a five-year period, subject to the directors’ continued service on the Board. RSUs granted to employees vest on a quarterly basis over a four-year period, subject to the employee’s continued employment through the applicable vesting date. We account for forfeitures of outstanding, but unvested grants, in the period they occur.
A summary of activity for RSUs for the year ended December 31, 2021 is as follows (in thousands):

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at December 31, 2020	—	$—
Granted	1,408,773	12.86
Forfeited	(30,662)	12.86
Vested	—	—

Unvested at December 31, 2021	1,378,111	$12.86

Unrecognized compensation expense relating to unvested RSUs as of December 31, 2021, was $16.9 million, which is expected to be recognized over a weighted average period of approximately four years.
Stock options
On October 19, 2021, we granted 3,061,486 stock options at an exercise price of $13.09 and 1,000,000 stock options at an exercise price of $15.00 to certain employees. Stock options provide for the purchase of shares of Vivid Seats Class A common stock in the future at an exercise price set on the grant date. These stock options vest on a quarterly basis over a four-year period and expire ten years from the date of the grant, subject to the employee’s continued employment through the applicable vesting date.
Unrecognized compensation expense relating to unvested stock options as of December 31, 2021, was $14.5 million, which is expected to be recognized over a weighted average period of approximately four years. No stock options were exercised or forfeited during the year ended December 31, 2021.
The fair value of stock options granted is estimated on the grant date using the Hull-White model. This valuation model requires us to make assumptions and judgments about the variables used in the calculation, including the sub-optimal
exercise factor (“SOEF”), the volatility of our common stock, risk-free interest rate, and expected dividends. We use the Hull-White model under the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, as the options were effectively out of the money on the date of grant as we had announced, but not issued, a one-time
dividend. Changes in assumptions made on the risk-free rate of interest, and expected volatility can materially impact the estimate of fair value and ultimately how much share-based compensation expense is recognized. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant and corresponds to the full term of the options. The expected volatility is estimated on the date of grant based on the statistics of historical stock return volatility of comparable publicly-traded companies as well as the implied volatility of our publicly traded warrants.
The following assumptions were used to calculate the fair value of our stock awards on the date of grant for the year ended December 31, 2021:

2021
Estimated volatility	28.0%
Expected term (years)	10.0
Risk-free rate	1.7%
Expected dividend yield	0.0%
Profits interest and Phantom Units
Prior to the Merger Transaction, certain members of management received equity-based compensation awards for profits interest in Hoya Topco, LLC in the form of Incentive Units, Phantom Units, Class D Units, and Class E Units. Each incentive unit vests ratably over five years and accelerates upon a change in control of Hoya Topco, LLC. We do not expect any future profits interest to be granted after the Merger Transaction. The fair value of the incentive units granted is estimated using the Black-Scholes option-pricing model.

The Black-Scholes option-pricing model requires certain subjective inputs and assumptions, including the fair value Hoya Topco’s equity, the expected term, risk-free interest rates, and expected equity volatility. The fair value of incentive units is recognized as equity-based compensation expense on a straight-line basis over the requisite service period. We account for forfeitures as they occur. Changes in assumptions made on expected term, the risk-free rate of interest, and expected volatility can materially impact the estimate of fair value and ultimately how much share-based compensation expense is recognized. The expected term is estimated based on the timing and probabilities until a major liquidity event. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant and corresponds to the expected term. The expected volatility is estimated on the date of grant based on the average historical stock price volatility of comparable publicly-traded companies.
The following table summarizes the Hoya Topco, LLC Incentive Units, Class D Units, and Class E Units for the years ended December 31, 2021, 2020, and 2019:

	Class B-1 Units		Class D Units		Class E Units
	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value
Balances at January 1, 2019	—	$—	666,150	$15.65	500,765	$25.46
Units Granted	—	—	218,000	15.50	—	—
Units Repurchased	—	—	(6,000)	15.28	—	—
Units Forfeited	—	—	(45,640)	15.42	—	—

Balances at December 31, 2019	—	—	832,510	$15.63	500,765	$25.46

Units granted	905,000	2.32	1,755,000	0.89	—	—
Units repurchased	—	—	(97,604)	15.95	—	—
Units forfeited	(50,000)	2.32	(441,666)	7.81	—	—

Balances at December 31, 2020	855,000	$2.32	2,048,240	$4.67	500,765	$25.46

Units granted	—	—	—	—	—	—
Units repurchased	—	—	—	—	—	—
Units forfeited	(10,000)	2.32	(60,400)	7.01	—	—

Balances at December 31, 2021	845,000	$2.32	1,987,840	$4.60	500,765	$25.46

Unrecognized
compensation expense as of December 31, 2021 related to these incentive units was $9.1 million, which is expected to be recognized over a weighted average period of approximately three years.
The following assumptions were used to calculate the fair value of our unit awards on the date of grant for the years ended December 31, 2020 and 2019:

	2020	2019
Estimated volatility	47.0% - 102.0%	44.0% - 47.0%
Expected term (years)	1.8 - 2.8	2.8 - 3.3
Risk-free rate	0.1% - 1.6%	1.6% - 2.2%
Expected dividend yield	0.0%	0.0%
Compensation expense
For the years ended December 31, 2021, 2020 and 2019, equity-based compensation expense related to RSUs, stock options and profits interest was $6.0 million, $4.3 million and $5.2 million, respectively. Our Board declared a special dividend of $0.23 per share to holders of Class A Common Stock on October 18, 2021, which we paid on November 2, 2021. On November 2, 2021, the exercise price was modified and reduced by the same $0.23 per share. The amount recognized in the compensation expense relating to stock option modifications for the year ended December 31, 2021 is immaterial.